UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permal Asset Management Inc.
Address: 900 Third Avenue
         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Hager
Title:     VP, Director of Global Compliance
Phone:     212-418-6624

Signature, Place, and Date of Signing:

     Karen Hager     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $112,413 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number          Name


1    28-1700                  Legg Mason, Inc.
2    28-                      Permal Investment Management Services Limited
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHINA FD INC                   COM              169373107     2460    74767 SH       DEFINED 1               74767        0        0
CHINA FD INC                   COM              169373107     2104    63960 SH       DEFINED 1,2             63960        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106    11824   209723 SH       DEFINED 1              209723        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106     1231    21830 SH       DEFINED 1,2             21830        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    31208   189123 SH       DEFINED 1              189123        0        0
ISHARES INC                    MSCI S KOREA     464286772     3822    71450 SH       DEFINED 1               71450        0        0
ISHARES INC                    MSCI GERMAN      464286806     4020   182705 SH       DEFINED 1,2            182705        0        0
ISHARES INC                    MSCI NETHR INVES 464286814     1648    81100 SH       DEFINED 1,2             81100        0        0
ISHARES INC                    MSCI JAPAN       464286848     3888   393059 SH       DEFINED 1,2            393059        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     7081   165350 SH       DEFINED 1              165350        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440     2294    23165 SH       DEFINED 1,2             23165        0        0
KKR & CO L P DEL               COM UNITS        48248M102    10026   945881 SH       DEFINED 1              945881        0        0
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     1572    34275 SH       DEFINED 1,2             34275        0        0
MORGAN STANLEY ASIA PAC FD I   COM              61744U106     9132   580506 SH       DEFINED 1              580506        0        0
PROSHARES TR II                ULTRASHORT YEN   74347W858      751    44965 SH       DEFINED 1,2             44965        0        0
PROSHARES TR II                ULTRASHRT EURO   74347W882     2316   116817 SH       DEFINED 1,2            116817        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     3589   128695 SH       DEFINED 1,2            128695        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     3588   114315 SH       DEFINED 1,2            114315        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2408    18825 SH       DEFINED 1,2             18825        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     3558    31169 SH       DEFINED 1,2             31169        0        0
TRANSWITCH CORP                COM NEW          894065309     1430   543640 SH       DEFINED 1              543640        0        0
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182     2462    96910 SH       DEFINED 1               96910        0        0